Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 30,287	$ 25,038
Unrealized gains on investment securities, net of reclassification into income:
Unrealized (losses) gains on non-OTTI securities	918	(624)
Tax impact on unrealized gain (loss)	(227)	148
Reclassification of prior tax effects	0	(27)
Total unrealized (losses) gains on investment securities	691	(503)
Comprehensive income	30,978	24,535
Less: Comprehensive income attributable to noncontrolling interests	(446)	(214)
Comprehensive income attributable to the Company	$ 30,532	$ 24,321